Related party disclosures (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related party disclosures [Line Items]
Tax ID	Total	Foreign
Currency		US$
Current payables to related parties	$ 475	$ 9
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Joint venture	Joint venture
Country of origin	China	China
Currency		US$
Covalent Lithium Pty Ltd [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture	Joint venture
Country of origin	Australia	Australia
Currency	Australian dollar	Australian dollar
Current payables to related parties	$ 232	$ 9
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Related party disclosures [Line Items]
Nature	Joint venture
Country of origin	China
Currency	USD
Current payables to related parties	$ 243	$ 0